Fresh Start Accounting - Effects of Plan Adjustments (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended	10 Months Ended
	Sep. 29, 2013	Nov. 06, 2013	Nov. 06, 2014
Percent of Local Media Parent stock contributed to New Media by Plan Sponsor		100.00%
Noncontrolling interest eliminated		$ 53,115
Rejected lease claim		886
Percent of Outstanding Debt, in exchange for common stock		40.00%
New Media Common Stock par value		$ 0.01
New Media shares issued		30,000
Exchange by Plan Sponsor of $549,000 Outstanding Debt acquired other than in the Cash-Out Offer for New Media Common Stock			219,125
Outstanding debt acquired, other than in the cash-out offer			549,000
Outstanding debt acquired, in the cash-out offer			442,000
Exchange by Plan Sponsor of $442,000 Outstanding Debt acquired in the Cash-Out Offer for New Media Common Stock			176,615
Exchange by debt holders other than Plan Sponsor of $215,000 Outstanding Debt for New Media Common Stock			86,123
Contribution by Plan Sponsor of Local Media for New Media Common Stock			53,840
New Media Warrants issued to Former Equity Holders			995
Impact of classification of issuance of warrants within additional paid in capital		(995)	(995)
Net impact of stockholders' equity (deficit)			535,703
Right to acquire equity equal to this percetn of the issued and outstanding shares in New Media		5.00%
Equity value of New Media used to calculate warrants		1,204,659
Value of New Media warrants per share		$ 0.73
Dividend yield used to calculate value of warrants		$ 0.069
Risk-free rate of return used to calculate value of warrants		41.70%
Risk-free rate of return used to calculate value of warrants		2.70%
Term of warrents (in years)	10	10
Risk-free rate assumption bond yield term used (in years)		10
New Media Warrants Issued		1,362,479
New Media warrants value		995
Strike price, per share	$ 46.35
Liabilities subject to compromise eliminated: Secured indebtedness of $1,167,450 and accrued interest outstanding of $8,769		1,176,219
Secured Indebtedness		1,167,450
Interest Outstanding		8,769
Derivative instrument liability		28,440
Liabilities subject to compromise		1,205,545
Issuance of New Media common stock		(481,863)
Lease claim accrual		(886)
Gain on extinguishment of debt		722,796
Total adjustment to accumulated deficit		$ 721,801